Note 21 - Changes in Equity - Calculation of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Income attributable to equity holders of Ambev		R$ 7,332.0	R$ 12,546.6	R$ 12,423.8
Issued shares at December 31, net of treasury shares (i) (in shares)	[1]	15,705.8	15,696.6	15,696.1
Basic earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.47	R$ 0.80	R$ 0.79
Weighted average numbers of shares (diluted) (in shares)		15,838.1	15,823.1	15,820.1
Diluted earnings per share – common - R$ (in BRL per share)	[2]	R$ 0.46	R$ 0.79	R$ 0.79

[1]	Not considered treasury shares.
[2]	Expressed in Brazilian Reais.